Insurance Contracts - Summary of Reinsurance Assets Included in Other Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	₩ 1,348,492	₩ 1,205,708	₩ 740,651
Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	1,348,928	1,206,587	742,604
Allowances for credit losses
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	(436)	(879)	(1,953)
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	879,936	732,579	361,065
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	262,020	285,634	208,820
Non-life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	1,343,051	1,200,233	737,150
Life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	3,154	3,032	2,047
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	2,169	2,081	1,639
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	985	951	408
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	16,989	14,916	16,555
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	5,575	10,870	19,952
Others | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	2,723	3,322	3,407
Others | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	2,103	2,427	2,563
Others | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	620	895	844
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	₩ 178,531	₩ 156,234	₩ 130,758